STATEMENT OF CHANGES IN EQUITY (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Comprehensive income, attributable to owners of parent	£ (1,677)	£ 4,400	£ 1,413